Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario ECL	6 Months Ended
Jun. 30, 2023
UK | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	8.70%
UK | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.00%
House price index (%, start-to-peak)	5.70%
Inflation rate (YoY % change, min)	1.00%
US | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	14.70%
US | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	3.00%
House price index (%, start-to-peak)	22.10%
Inflation rate (YoY % change, min)	1.30%
Hong Kong | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	22.50%
Hong Kong | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.50%
House price index (%, start-to-peak)	17.20%
Inflation rate (YoY % change, min)	0.40%
Mainland China | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	33.30%
Mainland China | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	4.60%
House price index (%, start-to-peak)	27.20%
Inflation rate (YoY % change, min)	0.60%
Canada | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	15.20%
Canada | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	5.10%
House price index (%, start-to-peak)	13.70%
Inflation rate (YoY % change, min)	1.00%
France | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	10.10%
France | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.20%
House price index (%, start-to-peak)	17.10%
Inflation rate (YoY % change, min)	1.40%
UAE | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	28.80%
UAE | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	1.80%
House price index (%, start-to-peak)	28.30%
Inflation rate (YoY % change, min)	1.10%
Mexico | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	17.30%
Mexico | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.80%
House price index (%, start-to-peak)	31.20%
Inflation rate (YoY % change, min)	2.80%